Concentrations	6 Months Ended
Mar. 31, 2023
Concentrations [Abstract]
CONCENTRATIONS
22.	CONCENTRATIONS

Concentrations of credit risk

As of September 30, 2022 and March 31, 2023, cash, cash equivalents and restricted cash balances in the PRC were $4,413,218 and $2,283,728, respectively, which were primarily deposited in financial institutions located in mainland China, and each bank account is insured by the government authority with the maximum limit of RMB500,000 (approximately $72,806). To limit exposure to credit risk relating to deposits, the Company primarily places cash and cash equivalent deposits with large financial institutions in China which management believes are of high credit quality and management also continually monitors the financial institutions’ credit worthiness.

Concentrations of customers

The following table sets forth information as to each customer that accounted for 10% or more of total accounts receivable as of September 30, 2022 and March 31, 2023.

	As of September 30, 2022		As of March 31, 2023
Customers	Amount	% of Total	Amount	% of Total
	(audited)
A	$1,354,509	18%	$1,215,679	22%
B	*	*	671,268	12%
C	*	*	647,970	12%
D	1,520,966	20%	*	*
E	1,350,323	18%	*	*
Total	$4,225,798	56%	$2,534,917	46%

*The	percentage is below 10%

The following table sets forth information as to each customer that accounted for 10% or more of total advance from customers as of September 30, 2022 and March 31, 2023.

	2022			2023
Customers	Amount		% of Total	Amount	% of Total
	(audited)
F	$	*	*	$1,601,724	80%
Total		$-	-	$1,601,724	80%

*	The percentage is below 10%

The following table sets forth information as to each customer that accounted for 10% or more of total revenues for the six months ended March 31, 2022 and 2023.

	2022			2023
Customers	Amount		% of Total	Amount	% of Total
G	$	*	*	$660,155	13%
H		*	*	574,655	11%
I		1,595,799	26%	*	*
E		1,289,791	21%	*	*
Total		$2,885,590	47%	$1,234,810	24%

*	The percentage is below 10%

Concentrations of suppliers

The following table sets forth information as to each supplier that accounted for 10% or more of total accounts payable as of September 30, 2022 and March 31, 2023.

	2022		2023
Suppliers	Amount	% of Total	Amount	% of Total
	(audited)
A	$191,645	24%	$198,507	29%
B	*	*	96,278	14%
C	*	*	89,493	13%
D	*	*	71,151	11%
E	159,767	20%	*	*
F	114,993	15%	*	*
Total	$466,405	59%	$455,430	67%

*	The percentage is below 10%

The following table sets forth information as to each supplier that accounted for 10% or more of total advance to suppliers as of September 30, 2022 and March 31, 2023.

	2022			2023
Suppliers	Amount		% of Total	Amount	% of Total
	(audited)
G	$	*	*	$3,811,397	23%
H		*	*	3,406,139	21%
I		*	*	1,771,500	11%
Total		$-	-	$8,989,036	55%

*	The percentage is below 10%

The following table sets forth information as to each supplier that accounted for 10% or more of total purchases for the six months ended March 31, 2022 and 2023.

	2022			2023
Suppliers	Amount		% of Total	Amount	% of Total
J	$	*	*	$1,552,940	26%
K		*	*	972,911	16%
G		*	*	717,367	12%
C		2,377,932	11%	*	*
L		2,167,480	10%	*	*
Total		$4,545,412	21%	$3,243,218	54%

*	The percentage is below 10%